UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-03907
                                    ---------
                     The Empire Builder Tax Free Bond Fund
                      -------------------------------------
               (Exact name of registrant as specified in charter)

                     3435 Stelzer Road, Columbus, OH 43219
                     -------------------------------------
              (Address of principal executive offices) (Zip code)

            Citi Fund Services, 3435 Stelzer Road, Columbus, OH 43219
            ---------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 847-5886
                                                    --------------

Date of fiscal year end: February 28, 2009
                         -----------------

Date of reporting period: August 31, 2008
                          ---------------

      Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Reports to Stockholders.

      Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

                             [LOGO] EMPIRE BUILDER

                             ---------------------

                                3435 Stelzer Road
                              Columbus, Ohio 43219
                                 1-800-847-5886

Dear Shareholder,

      We  are  pleased  to  present  The  Empire  Builder   Tax-Free  Bond  Fund
Semi-Annual Report for the period ended August 31, 2008.

      From January 1 through August 31, 2008, the Builder class was up 1.55%, and the Premier class was up 1.66%. The weakening housing and subprime markets continue to negatively impact the stock market and all fixed income markets, including municipals. Since last year, the Federal Reserve Board has cut the Federal Funds Rate seven times - it is currently at 1.50%.

      The Fund has kept its average life shorter than normal to protect against rising interest rates in the municipal market, as preservation of capital is our number one concern.

      We will continue to focus on maintaining the high credit quality of the bonds in the Fund. When the right opportunities present themselves, we will continue to extend the duration of the portfolio cautiously to enhance returns while keeping principal in-tact.

      In our opinion, The Empire Builder Tax-Free Bond Fund is well positioned for the next year. The no-load structure continues to offer value to the shareholder because there is no charge to purchase units. We also recommend our automatic investment program (also known as dollar cost averaging*) that allows you to follow a disciplined investment plan. Please call the customer service desk at 1-800-847-5886 for information on how to participate. We look forward to helping you meet your investment needs.

Sincerely,

/s/ Seth M. Glickenhaus

Seth M. Glickenhaus
President

----------
* Dollar cost averaging does not insure a profit and does not protect against loss in declining markets. An investor should consider his or her financial ability to continue making additional investments through periods of low share price levels.

      The Fund's income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax (AMT).

      Past performance is no guarantee of future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information for the most recent month end, please call 1-800-847-5886.

      For more complete information on The Empire Builder Tax Free Bond Fund, you may request additional prospectuses by calling 1-800-847-5886. You should consider the fund's investment objectives, risk, charges and expenses carefully before you invest. Information about these and other important information is in the fund's prospectus which you should read carefully before investing.

      Not FDIC insured. May lose value. No bank guarantee.

Expense Examples (Unaudited):

As a shareholder of The Empire Builder Tax Free Bond Fund, you incur two types of costs: (1) transaction costs, exchange fees and (2) ongoing costs, including management fees; and other Fund expenses.

These examples are intended to help you understand your ongoing costs (in dollars) of investing in The Empire Builder Tax Free Bond Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2008 through August 31, 2008.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                                                                     Beginning       Ending        Expenses Paid     Expense Ratio
                                                                   Account Value  Account Value   During Period*     During Period
                                                                      3/1/08         8/31/08     3/1/08 - 8/31/08  3/1/08 - 8/31/08
                                                                   -------------  -------------  ----------------  ----------------
The Empire Builder Tax Free Bond Fund    Builder Class               $1,000.00      $1,034.80          $6.39            1.25%
                                         Premier Class                1,000.00       1,035.70           5.48            1.07%

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on The Empire Builder Tax Free Bond Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                     Beginning       Ending        Expenses Paid     Expense Ratio
                                                                   Account Value  Account Value   During Period*     During Period
                                                                      3/1/08         8/31/08     3/1/08 - 8/31/08  3/1/08 - 8/31/08
                                                                   -------------  -------------  ----------------  ----------------
The Empire Builder Tax Free Bond Fund    Builder Class               $1,000.00      $1,018.85          $6.34            1.25%
                                         Premier Class                1,000.00       1,019.76           5.43            1.07%

----------
* Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the on-half year period).

                     THE EMPIRE BUILDER TAX FREE BOND FUND

                  Portfolio of Investments -- August 31, 2008
                                  (Unaudited)

                                                                                                      Principal         Fair Value
Credit Ratings**                                                                                        Amount           (Note 2)
----------------                                                                                      ----------       -----------
                 Municipal Securities (92.7%)
                 New York City (19.3%)
                 New York City, GO
                 Series G
     AAA/AA         5.625%, 8/1/2014, Callable 8/01/2012 @ 100, (MBIA/IBC)......................      $2,005,000       $ 2,173,019
                 Series A
     AAA/AA         5.250%, 11/1/2015, (MBIA)...................................................       5,000,000         5,324,150
                 Series B
     AAA/AA         5.250%, 8/1/2017, Continuous Callable 10/20/2008 @ 100.5,
                    (AMBAC).....................................................................         130,000           130,830
     AA3/AA         5.125%, 8/1/2019, Callable 8/1/2010 @ 101, (FGIC)...........................       2,000,000         2,077,400
                 New York City, Health & Hospitals Corporation,
                    Health System Revenue, Series A
     AAA/AAA        5.500%, 2/15/2018, Callable 2/15/2012 @ 100, (FSA)..........................       1,000,000         1,060,730
      A1/A+         5.500%, 2/15/2019, Callable 2/15/2018 @ 100,
                    (General Obligation of Corp.)...............................................       1,000,000         1,073,850
     AA1/AAA     New York City, Transitional Finance Authority, Series B,
                    4.750%, 11/15/2015, Continuous Callable 10/20/2008 @ 101....................       5,000,000         5,054,700
                                                                                                                       -----------
                 Total New York City............................................................                        16,894,679
                                                                                                                       -----------
                 New York State Agencies (46.5%)
                 New York State Dormitory Authority (46.5%)
                 Augustana Lutheran Home for the Aged, Series A
     AAA/AA         5.500%, 8/1/2020, Callable 8/1/2010 @ 101, (FHA/MBIA).......................         835,000           869,101
     AAA/AA         5.500%, 8/1/2030, Callable 8/1/2010 @ 101, (FHA/MBIA).......................         750,000           775,440
                 Fordham University, Series B
     AAA/NR         5.000%, 7/1/2033, Callable 7/01/2018 @ 100, (Assured GTY)...................         500,000           504,995
     AAA/NR         5.000%, 7/1/2038, Callable 7/01/2018 @ 100, (Assured GTY)...................         250,000           251,140
     AAA/AA      Mental Health Services Facilities Improvement, Series A,
                    5.000%, 2/15/2019, Callable 2/15/2015 @ 100, (AMBAC)........................       2,500,000         2,613,325
                 Montefiore Medical Center
     AA2/AAA        5.000%, 8/1/2022, Callable 2/1/2018 @ 100, (FHA)............................       1,000,000         1,041,080
     AA2/AAA        5.000%, 8/1/2024, Callable 2/1/2018 @ 100, (FHA)............................       1,000,000         1,029,460
                 Municipal Health Facilities
     A1/AA-         5.000%, 1/15/2018, Non Callable.............................................       2,000,000         2,151,600
     A1/AA-         4.750%, 1/15/2030, Callable 1/15/2018 @ 100.................................         250,000           244,730
     AAA/AA      New York Medical College,
                    5.250%, 7/1/2013, Continuous Callable 10/20/2008 @ 101,
                    (MBIA)......................................................................       1,015,000         1,026,307
     AAA/AA      New York University, Series 2,
                    5.500%, 7/1/2018, Callable 7/1/2011 @ 100, (AMBAC)..........................         500,000           527,200
                 Park Ridge Housing, Inc.
     AA3/AAA        6.375%, 8/1/2020, Callable 8/1/2010 @ 101, (AMBAC/FNMA).....................       1,000,000         1,059,660
     AA3/AAA        6.500%, 8/1/2025, Callable 8/1/2010 @ 101, (AMBAC/FNMA).....................       1,470,000         1,559,655
       AA1       Residential Institution for Children,
                    4.500%, 6/1/2026, Callable 6/01/2018 @ 100,
                    (State of New York Mortgage Agency).........................................         500,000           481,030

    The accompanying notes are an integral part of the financial statements.

                     THE EMPIRE BUILDER TAX FREE BOND FUND

                                  (Unaudited)

                                                                                                      Principal         Fair Value
Credit Ratings**    Municipal Securities--continued                                                     Amount           (Note 2)
----------------    -------------------------------                                                   ----------       -----------
                 New York State Agencies -- continued
                 Rochester Institute of Technology, Series A
     AAA/NR         5.250%, 7/1/2016, Callable 7/1/2012 @ 100, (AMBAC)..........................      $2,045,000       $ 2,175,001
     AAA/NR         5.250%, 7/1/2017, Callable 7/1/2012 @ 100, (AMBAC)..........................       2,155,000         2,284,063
     AAA/AA      School Districts Financing Program, Series D,
                    5.250%, 10/1/2023, Callable 10/01/2012 @ 100,
                    (MBIA State Aid Withholding)................................................       5,755,000         6,047,124
     AAA/AA      Special Acts School Districts Program,
                    6.000%, 7/1/2019, Callable 10/06/2008 @ 100, (MBIA).........................       3,540,000         3,548,213
                 St. Lawrence - Lewis BOCES
     AAA/AAA        4.000%, 8/15/2018, Callable 8/15/2017 @ 100,
                    (FSA State Aid Withholding).................................................         100,000           102,189
     AAA/AAA        4.125%, 8/15/2020, Callable 8/15/2017 @ 100,
                    (FSA State Aid Withholding).................................................         110,000           110,448
     AAA/AAA        4.250%, 8/15/2021, Callable 8/15/2017 @ 100,
                    (FSA State Aid Withholding).................................................         100,000           100,146
       AA-       State Supported Debt, City University Construction
                    5th Generation Resolution,
                    Series A, 5.000%, 7/1/2019, Callable 7/01/2018 @ 100........................       3,000,000         3,164,190
     NR/AA-      State Supported Debt, Department of Education,
                    Series A, 5.000%, 7/1/2018, Callable 7/1/2016 @ 100.........................       1,000,000         1,069,340
      A1/A+      University of Rochester,
                    Series A1, 5.000%, 7/1/2019, Callable 1/1/2017 @ 100........................       2,305,000         2,451,621
                 Upstate Community Colleges
                 Series B
      A1/A          5.250%, 7/1/2015, Callable 7/1/2014 @ 100, (FGIC)...........................       3,140,000         3,437,546
                 Series A
     AAA/AAA        6.000%, 7/1/2019, Prerefunded 7/1/2010 @ 101, (FSA).........................       1,000,000         1,082,260
     AAA/AAA        6.000%, 7/1/2020, Prerefunded 7/1/2010 @ 101, (FSA).........................         845,000           914,510
                                                                                                                       -----------
                 Total New York State Dormitory Authority.......................................                        40,621,374
                                                                                                                       -----------
                 Other New York State Agencies (3.0%)
     AAA/AAA     New York State Environmental Facilities Corp., State Water Pollution
                    Control Revenue, Revolving Fund, Pooled Loan,
                    5.900%, 1/15/2018, Continuous Callable 10/20/2008 @ 100,
                    (POL CTL-SRF)...............................................................         725,000           726,407
     AA2/AA-     New York State Power Authority,
                    5.000%, 11/15/2008, Non Callable............................................         950,000           956,308
     A1/AA-      New York State Urban Development Corp., Empire State
                    Development, University Facilities Grants,
                    6.000%, 1/1/2009, Non Callable..............................................         905,000           917,018
                                                                                                                       -----------
                 Total Other New York State Agencies............................................                         2,599,733
                                                                                                                       -----------
                 Other New York State Bonds (23.9%)
      A3/NR      Albany Housing Authority, Limited Obligation,
                    6.250%, 10/1/2012, Continuous Callable 10/20/2008 @ 100.....................       1,000,000         1,001,920

    The accompanying notes are an integral part of the financial statements.

                     THE EMPIRE BUILDER TAX FREE BOND FUND

                                  (Unaudited)

                                                                                                      Principal         Fair Value
Credit Ratings**    Municipal Securities--continued                                                     Amount           (Note 2)
----------------    -------------------------------                                                   ----------       -----------
                 Other New York State Bonds -- continued
                 Buffalo, General Obligation
                 Series B
     AAA/AAA        3.000%, 2/1/2009, Non Callable,
                    (Assured GTY State Aid Withholding).........................................      $  595,000       $   596,720
                 Series A
     AAA/AAA        4.000%, 2/1/2009, Non Callable, (Assured GTY)...............................       1,455,000         1,465,069
                 Corning, City School District, GO
     AAA/NR         5.000%, 6/15/2012, Non Callable, (FSA)......................................       1,000,000         1,082,470
     AAA/NR         5.000%, 6/15/2013, Callable 6/15/2012 @ 100, (FSA)..........................         970,000         1,046,737
     AAA/NR         5.000%, 6/15/2014, Callable 6/15/2012 @ 100, (FSA)..........................         600,000           641,676
     AAA/AAA     Erie County, IDA School Facility, City School District Buffalo Project,
                    Series A, 5.750%, 5/1/2025, Callable 5/1/2017 @ 100, (FSA)..................       5,000,000         5,477,550
                 Evans, General Obligation
     AAA/AA         6.800%, 4/15/2012, Non Callable, (AMBAC)....................................         225,000           255,969
     AAA/AA         6.800%, 4/15/2013, Non Callable, (AMBAC)....................................         225,000           261,049
      A2/NR      Fayetteville Manlius, Central School District, GO,
                    5.000%, 6/15/2016, Callable 6/15/2012 @ 101, (FGIC).........................         375,000           397,204
                 Ilion, Central School District, GO, Series B
      A2/NR         5.500%, 6/15/2015, Callable 6/15/2012 @ 101, (FGIC).........................         550,000           597,096
      A2/NR         5.500%, 6/15/2016, Callable 6/15/2012 @ 101, (FGIC).........................         500,000           540,220
     AAA/AA      Mount Sinai, Union Free School District, GO,
                    6.200%, 2/15/2012, Non Callable, (AMBAC)....................................       1,065,000         1,185,036
                 North Hempstead, GO, Series B
      AA2/A         6.375%, 4/1/2009, Non Callable, (FGIC)......................................         570,000           585,242
      AA2/A         6.400%, 4/1/2010, Non Callable, (FGIC)......................................         560,000           597,374
     AAA/AAA     Oneida County, IDA Civic Facilities, Mohawk Valley Network,
                    St. Luke's Memorial Hospital,
                    5.000%, 1/1/2013, Callable 1/1/2010 @ 101, (FSA)............................       2,000,000         2,023,600
     AAA/NR      Oyster Bay, GO,
                    5.000%, 3/15/2011, Non Callable, (FSA)......................................         430,000           457,507
     AAA/NR      Southern Cayuga, Central School District, GO,
                    5.000%, 5/15/2014, Callable 5/15/2012 @ 100, (FSA)..........................         400,000           427,928
                 Suffolk County, General Obligation, Series D
     AA3/AA         5.000%, 11/1/2015, Callable 11/1/2008 @ 101, (FGIC).........................       1,125,000         1,139,209
     AA3/AA         5.000%, 11/1/2016, Callable 11/1/2008 @ 101, (FGIC).........................       1,110,000         1,123,664
                                                                                                                       -----------
            Total Other New York State Bonds....................................................                        20,903,240
                                                                                                                       -----------
            Total Municipal Securities (Cost $79,758,650).......................................                        81,019,026
                                                                                                                       -----------
            Short Term Investment (0.0%)(a)
            Dreyfus New York Municipal Cash Management Fund.....................................          10,000            10,000
                                                                                                                       -----------
            Total Investments (b)(Cost $79,768,650) -- 92.7%....................................                        81,029,026
            Net Other Assets (Liabilities) -- 7.3%..............................................                         6,404,844
                                                                                                                       -----------
            NET ASSETS -- 100.0%................................................................                       $87,433,870
                                                                                                                       ===========

----------
(a)   Variable or Floating Rate Security.

(b)   See    notes    to    financial     statements    for    tax    unrealized
      appreciation/depreciation of securities.

    The accompanying notes are an integral part of the financial statements.

                     THE EMPIRE BUILDER TAX FREE BOND FUND

                                  (Unaudited)

AMBAC Insured as to principal and interest by the American Municipal Bond Insurance Corp.

BOCES             Board of Cooperative Educational Services.

FGIC              Insured as to principal and interest by the Financial Guaranty
                  Insurance Co.

FHA               Insured as to principal  and  interest by the Federal  Housing
                  Administration.

FNMA Insured as to principal and interest by the Federal National Mortgage Association.

FSA               Insured as to  principal  and  interest  by  Federal  Security
                  Assurance.

GO                General Obligation

GTY               Guarantee

IBC               Insured Bond Certificate

IDA               Industrial Development Agency

MBIA Insured as to principal and interest by the Municipal Bond Insurance Association.

POL CTL-SRF       Insured as to principal and interest by the Pollution  Control
                  State Revenue Fund.

** Credit Ratings given by Moody's Investor Service, Inc. and Standard & Poor's Corp. (Unaudited)

           Standard &
Moody's     Poor's
-------    ----------
Aaa           AAA       Instrument  judged  to be of  the  highest  quality  and
                        carrying the smallest amount of investment risk.

Aa            AA        Instrument   judged  to  be  of  high   quality  by  all
                        standards.

A             A         Instrument  judged  to be of  adequate  quality  by  all
                        standards.

NR            NR        Not Rated.  In the  opinion of the  Investment  Advisor,
                        instrument judged to be of comparable investment quality to rated securities which may be purchased by the fund.

For items possessing the strongest investment attributes of their category, Moody's gives that letter rating followed by a number. The Standard & Poor's by ratings may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Summary of Portfolio Holdings (Unaudited):

                                                                   Percent of
The Empire Builder Tax Free Bond Fund                              Net Assets
-------------------------------------                              ----------
New York State Agencies............................................   46.5%
Other New York State Bonds.........................................   23.9%
New York City......................................................   19.3%
Other New York State Agencies......................................    3.0%
                                                                      ----
                                                                      92.7%
                                                                      ====

    The accompanying notes are an integral part of the financial statements.

                     THE EMPIRE BUILDER TAX FREE BOND FUND

                      Statement of Assets and Liabilities
                                August 31, 2008
                                  (Unaudited)

Assets:
   Investments in securities, at fair value (cost $79,768,650) (Note 2) ...................................              $81,029,026
   Cash ...................................................................................................                5,600,077
   Interest and dividends receivable ......................................................................                  898,987
   Receivable for capital shares issued ...................................................................                       85
   Prepaid expenses and other assets ......................................................................                   50,771
                                                                                                                         -----------
   Total Assets ...........................................................................................               87,578,946
                                                                                                                         -----------
Liabilities:
   Dividends payable ......................................................................................                   18,688
   Payable for capital shares redeemed ....................................................................                    3,028
   Advisory fees payable (Note 4) .........................................................................                   29,587
   Administration fees payable (Note 4) ...................................................................                   19,045
   Transfer agency fees payable (Note 4) ..................................................................                   14,435
   Fund accounting fees payable ...........................................................................                    6,452
   Custodian fees payable .................................................................................                    1,233
   Compliance services fees payable (Note 4) ..............................................................                    8,266
   Trustees' fees payable .................................................................................                   20,469
   Other accrued expenses .................................................................................                   23,873
                                                                                                                         -----------
   Total Liabilities ......................................................................................                  145,076
                                                                                                                         -----------
Net Assets ................................................................................................              $87,433,870
                                                                                                                         ===========
Net Assets:
   Capital ................................................................................................              $85,888,693
   Accumulated undistributed net investment income ........................................................                   19,065
   Accumulated undistributed net realized gains from investments ..........................................                  265,736
   Net unrealized appreciation of investments .............................................................                1,260,376
                                                                                                                         -----------
Net Assets ................................................................................................              $87,433,870
                                                                                                                         ===========
Builder Class:
   Net Assets .............................................................................................              $41,213,357
   Shares of Beneficial Interest Outstanding (unlimited shares authorized) ................................                2,379,765
                                                                                                                         -----------
   Net Asset Value, Offering and Redemption Price per share ...............................................              $     17.32
                                                                                                                         ===========
Premier Class:
   Net Assets .............................................................................................              $46,220,513
   Shares of Beneficial Interest Outstanding (unlimited shares authorized) ................................                2,668,318
                                                                                                                         -----------
   Net Asset Value, Offering and Redemption Price per share ...............................................              $     17.32
                                                                                                                         ===========

    The accompanying notes are an integral part of the financial statements.

                     THE EMPIRE BUILDER TAX FREE BOND FUND

                            Statement of Operations
                    For the Six Months Ended August 31, 2008
                                  (Unaudited)

Investment Income:
   Interest ................................................................................................            $ 1,752,733
   Dividend ................................................................................................                 11,445
                                                                                                                        -----------
   Total Investment Income .................................................................................              1,764,178
Expenses:
   Advisory fees (Note 4) ..................................................................................                175,990
   Administration fees (Note 4) ............................................................................                103,173
   Audit ...................................................................................................                 18,188
   Fund accounting fees (Note 4) ...........................................................................                 31,407
   Legal ...................................................................................................                 18,408
   Transfer agency fees - Builder Class (Note 4) ...........................................................                 54,456
   Transfer agency fees - Premier Class (Note 4) ...........................................................                 19,448
   Custody fees ............................................................................................                  9,448
   Trustees' fees (Note 4) .................................................................................                 24,984
   Compliance services fee (Note 4) ........................................................................                 34,573
   Other fees ..............................................................................................                 30,590
                                                                                                                        -----------
      Total Expenses .......................................................................................                520,665
      Less: Custody fee credit .............................................................................                 (9,763)
                                                                                                                        -----------
   Total Net Expenses ......................................................................................                510,902
                                                                                                                        -----------
Net Investment Income ......................................................................................              1,253,276
                                                                                                                        -----------
Realized/Unrealized Gains on Investments (Notes 2 and 3)
   Net realized gains from investment transactions .........................................................                280,282
   Change in unrealized appreciation/depreciation from investment transactions .............................              1,514,781
                                                                                                                        -----------
   Net realized/unrealized gains from investments ..........................................................              1,795,063
                                                                                                                        -----------
Change in net assets resulting from operations .............................................................            $ 3,048,339
                                                                                                                        ===========

    The accompanying notes are an integral part of the financial statements.

                     THE EMPIRE BUILDER TAX FREE BOND FUND
                      Statements of Changes in Net Assets

                                                                                         Six Months Ended            Year Ended
                                                                                          August 31, 2008        February 29, 2008
                                                                                         ----------------        -----------------
                                                                                            (Unaudited)
From Investment Activities:
Operations:
   Net investment income ...........................................................        $  1,253,276            $  2,884,393
   Net realized gains (losses) from investment transactions ........................             280,282                 (43,534)
   Change in unrealized appreciation/depreciation from
      investment transactions ......................................................           1,514,781              (2,926,610)
                                                                                            ------------            ------------
   Change in net assets resulting from operations ..................................           3,048,339                 (85,751)
                                                                                            ------------            ------------
Distributions to Shareholders from:
Net investment income:
      Builder Class ................................................................            (570,419)             (1,359,940)
      Premier Class ................................................................            (677,489)             (1,597,660)
Net realized gains from investment transactions:
      Builder Class ................................................................                  --                (222,248)
      Premier Class ................................................................                  --                (245,249)
                                                                                            ------------            ------------
      Total distributions ..........................................................          (1,247,908)             (3,425,097)
                                                                                            ------------            ------------
Change in net assets from capital share transactions ...............................            (950,115)             (4,768,154)
                                                                                            ------------            ------------
      Change in net assets .........................................................             850,316              (8,279,002)
Net Assets:
      Beginning of period ..........................................................          86,583,554              94,862,556
                                                                                            ------------            ------------
      End of period ................................................................        $ 87,433,870            $ 86,583,554
                                                                                            ============            ============
      Accumulated undistributed net investment income ..............................        $     19,065            $     13,697
                                                                                            ============            ============
Capital Transactions:
Builder Class
      Proceeds from shares issued ..................................................        $    703,908            $    826,510
      Dividends reinvested .........................................................             520,240               1,446,247
      Value of shares redeemed .....................................................          (2,204,835)             (4,269,790)
                                                                                            ------------            ------------
         Total Builder Class .......................................................            (980,687)             (1,997,033)
                                                                                            ------------            ------------
Premier Class
      Proceeds from shares issued ..................................................             460,594                 735,984
      Dividends reinvested .........................................................             563,041               1,531,526
      Value of shares redeemed .....................................................            (993,063)             (5,038,631)
                                                                                            ------------            ------------
         Total Premier Class .......................................................              30,572              (2,771,121)
                                                                                            ------------            ------------
Change in net assets from capital share transactions ...............................        $   (950,115)           $ (4,768,154)
                                                                                            ============            ============
Share Transactions:
Builder Class
      Issued .......................................................................              40,774                  47,542
      Reinvested ...................................................................              30,126                  83,198
      Redeemed .....................................................................            (127,643)               (245,071)
                                                                                            ------------            ------------
         Total Builder Class Shares ................................................             (56,743)               (114,331)
                                                                                            ------------            ------------
Premier Class
      Issued .......................................................................              26,622                  42,377
      Reinvested ...................................................................              32,606                  88,105
      Redeemed .....................................................................             (57,490)               (288,649)
                                                                                            ------------            ------------
         Total Premier Class Shares ................................................               1,738                (158,167)
                                                                                            ------------            ------------

    The accompanying notes are an integral part of the financial statements.

                     THE EMPIRE BUILDER TAX FREE BOND FUND

                              Financial Highlights
     For a share of beneficial interest outstanding throughout each period

                                      Six Months Ended
                                       August 31, 2008                  Year Ended                    Year Ended
                                         (Unaudited)                 February 29, 2008             February 28, 2007
                                    ----------------------         ---------------------        -----------------------
                                    Builder        Premier         Builder       Premier        Builder         Premier
                                     Class          Class           Class         Class          Class           Class
                                    -------        -------         -------       -------        -------         -------
Net Asset Value,
   Beginning of Period ..........    $16.97         $16.97         $17.64         $17.65         $17.66         $17.66
                                     ------         ------         ------         ------         ------         ------
Investment Activities:
   Net investment income ........      0.24           0.25           0.54           0.57           0.56           0.59
   Net realized/unrealized
      gains/(losses)
      on investments ............      0.35           0.35          (0.57)         (0.58)          0.04           0.05
                                     ------         ------         ------         ------         ------         ------
   Total from Investment
      Operations ................      0.59           0.60          (0.03)         (0.01)          0.60           0.64
                                     ------         ------         ------         ------         ------         ------
Distributions:
   Net investment income ........     (0.24)         (0.25)         (0.55)         (0.58)         (0.56)         (0.59)
   Net realized capital gains ...        --             --          (0.09)         (0.09)         (0.06)         (0.06)
                                     ------         ------         ------         ------         ------         ------
   Total distributions ..........     (0.24)         (0.25)         (0.64)         (0.67)         (0.62)         (0.65)
                                     ------         ------         ------         ------         ------         ------
Net Asset Value,
   End of Period ................    $17.32         $17.32         $16.97         $16.97         $17.64         $17.65
                                     ======         ======         ======         ======         ======         ======
Total Return (a) ................      3.48%          3.57%         (0.20)%        (0.08)%         3.44%          3.70%
Ratios/Supplementary
   Data:
   Net Assets, End of Period
      (in thousands) ............   $41,213        $46,221        $41,336        $45,248        $45,010        $49,853
   Ratios of Net Investment
      Income to Average Net
      Assets (b) ................      2.75%          2.92%          3.07%          3.25%          3.19%          3.39%
   Ratios of Net Expenses
      to Average Net
      Assets (b) (c) ............      1.25%          1.07%          1.30%          1.12%          1.28%          1.08%
   Ratios of Gross Expenses
      to Average Net
      Assets* (b) ...............      1.27%          1.10%          1.33%          1.14%          1.30%          1.10%
   Portfolio Turnover
      Rate (a) (d) ..............     39.73%         39.73%         69.87%         69.87%        134.56%        134.56%


                                          Year Ended                    Year Ended                    Year Ended
                                      February 28, 2006              February 28, 2005             February 29, 2004
                                    ----------------------         ---------------------        -----------------------
                                    Builder        Premier         Builder       Premier        Builder         Premier
                                     Class          Class           Class         Class          Class           Class
                                    -------        -------         -------       -------        -------         -------
Net Asset Value,
   Beginning of Period ..........    $17.77         $17.77         $18.12         $18.13         $18.08         $18.08
                                     ------         ------         ------         ------         ------         ------
Investment Activities:
   Net investment income ........      0.46           0.50           0.41           0.45           0.51           0.55
   Net realized/unrealized
      gains/(losses)
      on investments ............     (0.10)         (0.10)         (0.22)         (0.23)          0.22           0.23
                                     ------         ------         ------         ------         ------         ------
   Total from
      Investment Operations .....      0.36           0.40           0.19           0.22           0.73           0.78
                                     ------         ------         ------         ------         ------         ------
Distributions:
   Net investment income ........     (0.46)         (0.50)         (0.41)         (0.45)         (0.51)         (0.55)
   Net realized capital gains ...     (0.01)         (0.01)         (0.13)         (0.13)         (0.18)         (0.18)
                                     ------         ------         ------         ------         ------         ------
   Total distributions ..........     (0.47)         (0.51)         (0.54)         (0.58)         (0.69)         (0.73)
                                     ------         ------         ------         ------         ------         ------
Net Asset Value,
   End of Period ................    $17.66         $17.66         $17.77         $17.77         $18.12         $18.13
                                     ======         ======         ======         ======         ======         ======
Total Return (a) ................      2.07%          2.26%          1.11%          1.29%          4.16%          4.40%
Ratios/Supplementary
   Data:
   Net Assets, End of Period
      (in thousands) ............   $48,323        $53,540        $52,222        $56,313        $55,504        $61,048
   Ratios of Net Investment
      Income to Average Net
      Assets (b) ................      2.67%          2.86%          2.32%          2.55%          2.85%          3.03%
   Ratios of Net Expenses
      to Average Net
      Assets (b) (c) ............      1.20%          1.01%          1.18%          0.95%          1.04%          0.86%
   Ratios of Gross Expenses
      to Average Net
      Assets* (b) ...............      1.21%          1.02%          1.22%          0.99%          1.05%          0.87%
   Portfolio Turnover
      Rate (a) (d) ..............     52.14%         52.14%        100.38%        100.38%        202.77%        202.77%

----------
* The ratio does not include a reduction of expenses for custodian fee credits of cash balances maintained with the custodian or amounts reimbursed by the Administrator.

(a)   Not annualized for periods less than one year.

(b)   Annualized for periods less than one year.

(c) Ratio as disclosed reflects the impact of custody fee credits from the custodian. Had the custody credits not been included the impact would have been to increase the ratios by 0.02%, 0.03%, 0.02%, 0.01%, 0.01%, and
      0.01%, for the six months ended August 31, 2008 and the years 2008, 2007, 2006, 2005 and 2004, respectively.

(d) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

    The accompanying notes are an integral part of the financial statements.

                     THE EMPIRE BUILDER TAX FREE BOND FUND

                         Notes to Financial Statements
                                August 31, 2008
                                  (Unaudited)

1. Organization:

      The Empire Builder Tax Free Bond Fund (the "Fund") was established as a Massachusetts business trust by an Agreement and Declaration of Trust dated September 30, 1983. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, non-diversified investment company. The Fund has an unlimited number of shares authorized with no par value.

      The Fund offers two classes of shares; the Builder Class and the Premier Class. Each class of shares outstanding bears the same dividend, liquidation and other rights and conditions, except that the Builder Class shares and the Premier Class shares bear separate transfer agency expenses. Each class of shares has exclusive voting rights with respect to matters affecting only that class.

      Under the Fund's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund.

2. Significant Accounting Policies:

      The following is a summary of significant accounting policies adhered to by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

Use of Estimates

      Estimates and assumptions are required to be made regarding amounts of income and expenses, assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ from these amounts.

Security Valuation

      Tax-exempt securities are valued at their fair value as determined by an independent pricing service approved by the Fund's Board of Trustees. The pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining fair value. The methods used by the pricing service and the quality of valuations so established are reviewed by Glickenhaus & Co. (the "Adviser").

      Securities for which quotations are not readily available are stated at fair value using procedures approved by the Trustees of the Fund. Short-term debt securities having remaining maturities of sixty (60) days or less are stated at amortized cost, which approximates market value. Investments in investment companies are reported at their respective net asset values as reported by those companies.

                     THE EMPIRE BUILDER TAX FREE BOND FUND

                                August 31, 2008
                                  (Unaudited)

New Accounting Pronouncements

      As required, effective August 30, 2007, the Fund adopted Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. The adoption of FIN 48 did not impact the Fund's net assets or results of operations.

      In September 2006, the FASB issued Statement of Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The changes to current GAAP from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.

      One key component of the implementation of SFAS 157 included the development of a three-tier fair value hierarchy. The basis of the tiers is dependant upon the various "inputs" used to determine the value of the Funds' investments. These inputs are summarized in the three broad levels listed below:

      o     Level 1 -- quoted prices in active markets for identical assets.

      o Level 2 -- other significant inputs (including quoted prices of similar securities, interest rates, prepayments speeds, credit risk, etc.)

      o Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments.)

      The inputs or methodology used to for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

      The following is a summary of the inputs used to value the following Funds' net assets as of August 31, 2008:

                                                                        LEVEL 2 - Other Significant       LEVEL 3 - Significant
                                          LEVEL 1 - Quoted Prices            Observable Inputs             Unobservable Inputs
                                      ------------------------------  ------------------------------  ------------------------------
                                       Investments   Other Financial   Investments   Other Financial   Investments   Other Financial
Fund Name                             in Securities   Instruments*    in Securities    Instruments*   in Securities    Instruments*
---------------------------------     -------------  ---------------  -------------  ---------------  -------------  ---------------
Empire Builder Tax Free Bond Fund       $     --        $     --       $81,029,026      $     --        $     --        $     --
                                        --------        --------       -----------      --------        --------        --------
                            Total       $     --        $     --       $81,029,026      $     --        $     --        $     --
                                        ========        ========       ===========      ========        ========        ========

----------
* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, and swap contracts, which are valued at the unrealized appreciation / (depreciation) on the investment.

                     THE EMPIRE BUILDER TAX FREE BOND FUND

                                August 31, 2008
                                  (Unaudited)

      In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No.161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Funds' derivative and hedging activities, including how such activities are accounted for and their effect on the Funds' financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds' financial statements and related disclosures.

Security Transactions and Investment Income

      Security transactions are accounted for no later than one business day after trade date. However, for financial reporting purposes, security transactions are accounted for on trade date. Interest income, which includes amortization of premium and accretion of discounts, is accrued as earned. Realized gains and losses from security transactions and unrealized appreciation and depreciation of investments are determined on the basis of identified cost.

Taxes

      The Fund qualifies and intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its tax-exempt and taxable income. By distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund will not be subject to a federal income or excise tax. Therefore, no federal income tax provision is required.

Distributions and Dividends

      Distributions to shareholders from net investment income are declared daily and paid monthly. The Fund also distributes at least annually substantially all net capital gains, if any, realized from portfolio transactions.

      The amounts of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. reclass of market discounts, gain/loss, paydowns and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Determination of Net Asset Value and Allocation of Expenses

      In calculating net asset value per share of each class, investment income and expenses, other than class-specific expenses, are allocated daily to each class of shares based on shares outstanding. Realized and unrealized gains and losses are allocated based on relative net assets.

                     THE EMPIRE BUILDER TAX FREE BOND FUND

                                August 31, 2008
                                  (Unaudited)

Other

      The Fund maintains a cash balance with its custodian and receives a reduction of its custody fees and expenses for the amounts of interest earned on such uninvested cash balance. There was no effect on net investment income for the period ended August 31, 2008. The Fund could have invested such cash amounts in an income-producing asset if it had not agreed to a reduction of fees or expenses under the expense offset arrangement with the Fund's custodian.

3. Purchases and Sales of Investment Securities:

      Purchases and sales of investment securities, excluding short-term investments, during the period ended August 31, 2008, amounted to $30,646,040 and $30,674,936, respectively. During the period, there were no purchases or sales of long-term U.S. Government Securities.

4. Advisory Fees and Other Related Party Transactions:

      The Fund retains the Adviser to act as investment adviser pursuant to an Investment Advisory Agreement. As compensation for its advisory services, the Adviser receives a fee accrued daily and paid monthly, at the annual rates of 0.40% of the first $100,000,000 of average daily net assets and 0.3333% of any excess over $100,000,000.

      The Adviser has agreed to a reduction of advisory fees to the extent that the Fund's expenses, including the advisory fees, exceed 1.50% of the Fund's average annual net assets. For the period ended August 31, 2008, there was no reduction of advisory fees pursuant to this agreement.

      Citi Fund Services Ohio, Inc. ("Citi Ohio" or the "Administrator") and Citi Fund Services, Inc. ("Citi"), subsidiaries of Citi Investor Services, Inc., serve as the Fund's administrator, transfer agent and fund accountant. Citi Ohio and Citi receive compensation for administration and fund accounting services at a rate of 0.15% and 0.03%, respectively, of average daily net assets of the Fund (subject to certain minimum amounts), including reimbursement for certain expenses incurred. Fees received for transfer agency services are class specific and are based on the number of accounts per class. All fees are accrued daily and paid monthly.

      Under a Compliance Services Agreement between the Fund and Citi Ohio (the "CCO Agreement"), Citi Ohio makes an employee available to serve as the Fund's Chief Compliance Officer (the "CCO"). Under the CCO Agreement, Citi Ohio also provides infrastructure and support in implementing the written policies and procedures comprising the Fund's compliance program, including support services to the CCO. Expenses incurred are reflected on the Statement of Operations as "Compliance services fee". Citi Ohio pays the salary and other compensation earned by any such individuals as employees of Citi Ohio.

      Certain Officers and Trustees of the Fund are affiliated with the Adviser or the Administrator. Such Officers and Trustees receive no compensation from the Fund for serving in their respective roles. Each of the four non-interested Trustees who serve on both the Board and the Audit Committee are compensated

                     THE EMPIRE BUILDER TAX FREE BOND FUND

                                August 31, 2008
                                  (Unaudited)

$2,100 in retainer per quarter and a $900 fee for each regularly scheduled meeting, plus reimbursement for certain expenses. During the period ended August 31, 2008, actual Trustee compensation was $25,000 in total from the Fund.

5. Concentration of Credit Risk:

      The Fund invests primarily in debt instruments of municipal issuers in New York State. The issuers' abilities to meet their obligations may be affected by economic developments in New York State or its region.

6. Federal Income Tax Information:

      As of February 29, 2008, the Fund had no net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryforwards could be used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.

      Capital losses after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. After October 31, 2007, for Federal income tax purposes, the Fund will elect to defer post October losses of $27,653.

      The tax character of current year distributions paid and the tax basis of the current components of the accumulated earnings (deficit) will be determined at the end of the current tax year, February 28, 2009.

      At August 31, 2008, the cost, gross unrealized appreciation and gross unrealized depreciation on securities for federal income tax purposes, were as follows:

                                                                                                                    Net Unrealized
                                                                             Tax Unrealized      Tax Unrealized      Appreciation
                                                               Tax Cost       Appreciation       (Depreciation)     (Depreciation)
                                                              ----------     --------------      --------------     --------------
Empire Builder Tax-Free Bond Fund......................       79,613,753        1,586,486           (171,213)          1,415,273

                     THE EMPIRE BUILDER TAX FREE BOND FUND

                                August 31, 2008
                                  (Unaudited)

Investment Advisory Contract Approval (Unaudited)

      The Fund's Advisory Agreement is subject to annual approval by (i) the vote of the Board or of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, and (ii) the vote of a majority of the Trustees who are not interested persons of the Fund ("Independent Trustees"). The Advisory Agreement is terminable with respect to the Fund by the Adviser, the Fund, or a vote of a majority of the outstanding voting securities of the Fund, without penalty, on 60 days' prior written notice and will terminate automatically in the event of its assignment (as defined for purposes of the 1940 Act).

      The Trustees meet over the course of the year with investment advisory personnel from the Adviser and regularly review detailed information regarding the investment program and performance of the Fund. The Trustees met in June 2008 to consider the continuation of the Fund's Advisory Agreement. The Board evaluated the information presented and considered various factors relevant to the decision whether or not to continue the Advisory Agreement. The Trustees considered all information they deemed reasonably necessary to evaluate the terms thereof. In connection with this Meeting, the Trustees received materials to assist them with their review. These materials included, among other things,
(i) information on the Fund's investment performance and the performance of a group of similar mutual funds (some of which was prepared by a third party);
(ii) information on the Fund's advisory fees and other expenses, including information comparing the Fund's expenses to a group of similar funds prepared by a third party and information about any applicable fee waiver and expense reimbursement and fee "breakpoints"; and (iii) information about the profitability of the Advisory Agreement to the Investment Adviser. In considering whether to approve the continuation of the Advisory Agreement, the Board did not identify any single factor as determinative. Matters considered by the Board included, but were not limited to, the factors described below.

      The Board considered the fees charged by the Adviser to the Fund under the Advisory Agreement. The Adviser furnished information to the Board compiled by a third party showing a comparison of the Adviser's fee rate for the Fund compared to a group of similar mutual funds selected by the third party. The data showed that the Fund's advisory fee rate is below the median and the average of the comparative fund group. The data also indicated that the Fund's total expense ratio was higher than the median and average of the comparative fund group. The Board considered that the Fund, because it was smaller than most of the funds to which it was being compared, could not take advantage of economies of scale (which can reduce fund expenses) to the same extent as those larger funds. The Board took note of earlier discussions among themselves and with the Adviser regarding the size of the Fund and the impact of size on the Fund's expense ratio. The Board also discussed the Fund's decline in net assets over the preceding several years, due primarily to net redemptions by Fund shareholders, and the resulting increase in the Fund's expense ratio and steps the Adviser indicated it was taking with the intent of helping to stabilize the Fund's net assets. They further considered the effect of the interest rate environment and macro-economic trends on sales of Fund shares, and noted differences between the Fund and other intermediate New York municipal bond funds, including that (i) the Fund is generally managed conservatively and is generally less volatile than other, similar funds, (ii) the Fund does not invest in bonds subject to the alternative minimum

                     THE EMPIRE BUILDER TAX FREE BOND FUND

                                August 31, 2008
                                  (Unaudited)

tax, and (iii) the Fund does not charge a sales load or pay distribution or service fees. The Adviser also provided information about the costs to it of providing services to the Fund and information about its profitability with respect to its management of the Fund. In reviewing the fees payable under the Advisory Agreement, the Board also took into account so-called "fallout benefits" to the Adviser, such as the convenience to investors in the Adviser's New York tax exempt unit investment trusts of the availability of the Fund for automatic investment of amounts distributed from the unit investment trusts. The Board also considered the demands and complexity of the investment management of the Fund, and the fact that profitability could be affected by the salaries paid to persons with an ownership interest in the Adviser. After considering these and other relevant factors, the Trustees concluded that the fees and expenses of the Fund, the costs of the services to be provided and the profits to be realized by the Adviser and its affiliates from their relationship with the Fund were not excessive or unreasonable and supported the renewal of the Advisory Agreement.

      The Board considered to what extent economies of scale would likely be realized as the Fund grows. The Board noted that the advisory fee is currently subject to a breakpoint, and that the advisory fee is subject to further reduction if the Fund's total expenses exceed an expense cap. As noted above, the Board also considered that the Fund's small size did not permit it to take advantage of economies of scale to the same extent as larger funds. After considering these and other relevant factors, the Board concluded that these factors supported the renewal of the Advisory Agreement.

      The Board reviewed performance information for the Fund for various periods. That review included a comparison of the fund's performance to the performance of a group of other New York municipal bond funds selected by a third party. The Board noted that over the year-to-date and one-year period, the Fund's performance exceeded the median and average performance of the funds in the comparative group. The Trustees also noted the Adviser's view that its conservative investment approach had been responsible, at least in part, for the Fund's outperformance during recent periods of market volatility. After considering these and other relevant factors, the Board concluded that these factors supported the renewal of the Advisory Agreement.

      The Board considered the nature, extent and quality of the services provided by the Adviser. In this regard, the Board took into account the experience of the Fund's portfolio management team and of the Adviser's senior management, and the time and attention they devote to the Fund. After considering these and other relevant factors, the Board concluded that these factors supported the renewal of the Advisory Agreement.

                     THE EMPIRE BUILDER TAX FREE BOND FUND

                                August 31, 2008
                                  (Unaudited)

Other Information (Unaudited)

      A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-847-5886; and (ii) on the Securities and Exchange Commission's (the "Commission") website at http://www.sec.gov.

      Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available
(i) without charge, upon request, by calling 1-800-847-5886; and (ii) on the Commission's website at http://www.sec.gov.

      The Fund files a complete Schedule of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available without charge on the Commission's website at http://www.sec.gov, or may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                      (This page intentionally left blank)

                             [LOGO] EMPIRE BUILDER
                               TAX FREE BOND FUND
                               Semi-Annual Report
                                 August 31, 2008
                                   (Unaudited)

                       Investment Adviser and Distributor
                                Glickenhaus & Co.
                                546 Fifth Avenue
                                    7th Floor
                            New York, New York 10036

                                 Fund Accountant
                            Citi Fund Services, Inc.
                                3435 Stelzer Road
                              Columbus, Ohio 43219

                        Transfer Agent and Administrator
                          Citi Fund Services Ohio, Inc.
                                3435 Stelzer Road
                              Columbus, Ohio 43219

                                    Custodian
                          State Street Bank & Trust Co.
                             800 Pennsylvania Avenue
                                    5th Floor
                        Kansas City, Missouri 64105-1307

                                  Legal Counsel
                                Ropes & Gray LLP
                             One International Place
                           Boston, Massachusetts 02110

                  Independent Registered Public Accounting Firm
                           PricewaterhouseCoopers LLP
                               100 E. Broad Street
                              Columbus, Ohio 43215

                                Customer Service
                                3435 Stelzer Road
                              Columbus, Ohio 43219
                                 1-800-847-5886

This report is submitted for the information of the shareholders of The Empire Builder Tax Free Bond Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, obtainable from an investment dealer, which includes information regarding the Fund's objectives and policies, record, management, sales commission and other data.

00062943

                             [LOGO] EMPIRE BUILDER
                                3435 Stelzer Road
                              Columbus, Ohio 43219
                                 1-800-847-5886

Item 2. Code of Ethics.

      Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

      Not applicable - only for annual reports.

      The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 12(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

      If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

      Not applicable - only for annual reports.


Item 3. Audit Committee Financial Expert.

         (a)(1) Disclose   that   the   registrant's   board  of  directors  has
            determined that the registrant either:

                  (i) Has at least one audit committee financial expert serving on its audit committee; or

                  (ii) Does not have an audit committee financial expert serving on its audit committee.

            (2) If the registrant  provides the disclosure required by paragraph
            (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

                  (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

                  (ii) Be an "interested person" of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

            (3) If the registrant  provides the disclosure required by paragraph
            (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable - only for annual reports.

Item 4. Principal Accountant Fees and Services.

            (a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

            (b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

            (c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

            (d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

            (e)   (1) Disclose  the  audit  committee's   pre-approval  policies
and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

                  (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

            (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

            (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

            (h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Not applicable - only for annual reports.

Item 5. Audit Committee of Listed Registrants.
      (a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

      (b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable.

Item 6. Investments.

      (a) File Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in ss. 210.1212 of the Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.
Instruction of paragraph (a)
      Schedule I - Investments In Securities of unaffiliated issuers filed under this Item must be audited, except that in the case of a report on this Form N-CSR as of the end of a fiscal half-year Schedule I - Investments in securities of unaffiliated issuers need not be audited.

      (b) If the registrant has divested itself of securities in accordance with Section 13(c) of the Investment Company Act of 1940 following the filing of its last report on Form N-CSR and before filing of the current report, disclosed the following information for each such divested security:
            (1)   Name of the issuer;

            (2)   Exchange ticker symbol;

            (3) Committee on Uniform Securities Identification Procedures ("CUSIP') number;

            (4) Total number of shares or, for debt securities, principal amount divested;

            (5)   Date(s) that the securities were divested; and

            (6) If the registrant holds any securities of the issuer on the date of filing, the exchange ticker symbol; CUSIP number; and the total number of shares or, for debt securities, principal amount held on the date of filing. This Item 6(b) shall terminate one year after the date on which the provisions of
                  Section 4 of the Sudan Accountability and Divestment Act of 2007 terminate pursuant of Section 12 of the Act.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

      A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules there under) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.
If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR, provide the information specified in paragraphs (a) and (b) of this Item with respect to portfolio managers.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

Not applicable.

Item 11. Controls and Procedures.

            (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no changes in the registrant's internal control over financial reporting that occurred during the last fiscal half-year of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

            (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

            (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable - Only effective for annual reports.

            (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2). Certifications pursuant to Rule 30a-2(a) are attached hereto.

            (a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

            (b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by rule 30a-2(b) under the Act as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant incorporates it by reference. Certifications pursuant to Rule 30a-2(b) are furnished herewith.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Empire Builder Tax Free Bond Fund
             -------------------------------------

By (Signature and Title)*      /s/ Jonathan Rosen
                               ------------------
                               Jonathan Rosen, Treasurer

Date  October 30, 2008
      ----------------

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*      /s/ Seth M. Glickenhaus
                               -----------------------
                               Seth M. Glickenhaus, President

Date  October 30, 2008
      ----------------

By (Signature and Title)*      /s/ Jonathan Rosen
                               ------------------
                               Jonathan Rosen, Treasurer

Date  October 30, 2008
      ----------------

* Print the name and title of each signing officer under his or her signature.